8. LOSS PER SHARE (Details) - $ / shares		12 Months Ended
		Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Details
Basic and diluted loss per share	[1]	$ (0.03)	$ (0.05)	$ (2.05)
Weighted average number of common shares outstanding (basic and diluted)		16,816,969	16,816,969	16,773,544

[1]	Note 8